Deferred income - non-current (Tables)	18 Months Ended
Oct. 31, 2018
Deferred income - non-current [Abstract]
Deferred Income Non-Current
	October 31, 2018		April 30, 2017
	$	’000	$	’000
Deferred income		178,064		223,786